COST OF REVENUE (Tables)	6 Months Ended
Jun. 30, 2025
Cost Of Revenue
SCHEDULE OF COST OF REVENUE

Cost of revenue incurred are comprised of the following:

	June 30, 2025	June 30, 2024
Salaries and benefits	$316,043	$409,638
Subcontractors	40,174	106,959
Software and other	16,173	20,452
Depreciation	818	607
	$373,208	$537,656